Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 386	$ 733	$ 1,201	$ 7
Restricted cash	16	6	6
Marketable securities	6,342	8,304	606
Other accounts receivable and prepaid expenses	116	59	109	78
Total current assets	6,860	9,102	1,922	85
NON-CURRENT ASSETS:
Deferred private placement costs				90
Property and equipment, net	239	253	267	61
Total non-current assets	239	253	267	151
TOTAL ASSETS	7,099	9,355	2,189	236
CURRENT LIABILITIES:
Bank loan				39
Trade payables	755	842	669	528
Other accounts payable	726	1,257	694	1,093
Loans from related parties and others	34	33	33	379
Total current liabilities	1,515	2,132	1,396	2,039
NON-CURRENT LIABILITIES:
Liability related to warrants	6,955	5,678	9,172
Convertible notes				2,895
TOTAL LIABILITIES	8,470	7,810	10,568	4,934
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY)
Common Stock, $0.0001 par value per share - 100,000,000 shares authorized at June 30, 2018 and March 31, 2018; 8,406,657 and 8,397,056 shares issued and outstanding at June 30, 2018 and March 31, 2018 respectively	1	1	1	1
Preferred Stock, $0.0001 par value per share - 10,000,000 shares authorized at June 30, 2018 and March 31, 2018; 0 shares issued and outstanding at June 30, 2018 and March 31, 2018
Accumulated other comprehensive income (loss)	2	(3)	2
Treasury shares	(25)	(25)	(25)
Additional paid- in capital	32,221	32,141	23,260	8,874
Deficit accumulated	(33,570)	(30,569)	(31,617)	(13,573)
Total shareholders' equity (deficiency)	(1,371)	1,545	(8,379)	(4,698)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 7,099	$ 9,355	$ 2,189	$ 236